Fees Summary	Oct. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 82,706,017.68
Previously Paid Amount	0.00
Total Fee Amount	11,421.70
Total Offset Amount	0.00
Net Fee	$ 11,421.70